Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Text Block [Abstract]
Earnings Per Share
Note I — Earnings Per Share
Basic and diluted loss per weighted average common share (“EPS”) is calculated by dividing net income (loss) attributable to the Company’s common stockholders, including any participating securities, by the weighted average number of shares outstanding for the period. The Company includes the effect of participating securities in basic and diluted earnings per share computations using the two-class
method of allocating distributed and undistributed earnings when the two-class
method is more dilutive than the treasury stock method. Outstanding warrants were antidilutive as a result of the net loss for the three and six months ended June 30, 2023 and 2022 and therefore were excluded from the dilutive calculation. The Company includes unvested PUs as contingently issuable shares in the computation of diluted EPS once the market criteria is met, assuming that the end of the reporting period is the end of the contingency period. The Company had 150,000 additional performance units that were granted to our executive officers on May 27, 2022, which are considered antidilutive to the dilutive loss per share calculation for the three and six months ended June 30, 2023 and 2022.

The following table reconciles the numerator and denominator used in computing the Company’s basic and diluted per-share
amounts for net loss attributable to common stockholders for the three and six months ended June 30, 2023 and 2022 (dollars in thousands):

	For the three months ended		For the six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Numerator:
Net loss attributable to MIC	$(2,468)	$(2,740)	$(4,765)	$(4,893)
Net loss attributable to participating securities	—	—	—	—

Net loss attributable to MIC common stock	$(2,468)	$(2,740)	$(4,765)	$(4,893)
Denominator:
Basic and dilutive weighted average shares of Common Stock outstanding	7,762,375	7,762,375	7,762,375	7,762,375
Basic and diluted loss per weighted average common share:
Basic and dilutive	$(0.32)	$(0.35)	$(0.61)	$(0.63)

Note K – Earnings (Loss) Per Share
Basic and diluted loss per weighted average common share (“EPS”) is calculated by dividing net income (loss) attributable to the Company’s common stockholders, including any participating securities, by the weighted average number of shares outstanding for the period. The Company includes the effect of participating securities in basic and diluted earnings per share computations using the two-class

method of allocating distributed and undistributed earnings when the two-class

method is more dilutive than the treasury stock method. Outstanding warrants were antidilutive as a result of the net loss for the years ended December 31, 2022 and 2021 and therefore were excluded from the dilutive calculation. The Company includes unvested PUs as contingently issuable shares in the computation of diluted EPS once the market criteria is met, assuming that the end of the reporting period is the end of the contingency period. The Company had 150,000 additional performance units that were granted to our executive officers on May 27, 2022, which are considered antidilutive to the dilutive loss per share calculation for the year ended December 31, 2022. The Company did not have any additional dilutive shares resulting in basic loss per share equaling dilutive loss per share for the year ended December 31, 2021.
The following table reconciles the numerator and denominator used in computing the Company’s basic and diluted per-share

amounts for net loss attributable to common stockholders for the years ended December 31, 2022 and 2021 (dollars in thousands):

	2022	2021
Numerator:
Net loss attributable to MIC	$(11,119)	$(14,064)
Net loss attributable to participating securities	—	—

Net loss attributable to MIC common stock	$(11,119)	$(14,064)
Denominator:
Basic and dilutive weighted average shares of Common Stock outstanding	7,762,375	7,741,192
Basic and diluted loss per weighted average common share:
Basic and dilutive	$(1.43)	$(1.82)